Long-term Investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Long-term Investments
Investments made/transferred from prepayments	$ 186,395	$ 162,823	$ 374,709
Long-term investments	1,663,346	1,389,199	1,320,386	$ 993,630
INMYSHOW
Long-term Investments
Investments made/transferred from prepayments			230,800
Long-term investments			$ 230,800
INMYSHOW
Long-term Investments
Percentage of interest in total issued shares			26.57%
Equity Securities Without Readily Determinable Fair Values
Long-term Investments
Investments made/transferred from prepayments	357	136,985	$ 70,864
Investment fund invested			40,000
Long-term investments	291,692	295,975	201,290	196,579
Equity Securities Without Readily Determinable Fair Values | Private companies
Long-term Investments
Investments made/transferred from prepayments	400	137,000	70,900
Equity Securities Without Readily Determinable Fair Values | A company providing consumer finance services
Long-term Investments
Investments made/transferred from prepayments		127,000
Equity Method Investment
Long-term Investments
Investments made/transferred from prepayments	186,038	25,838	303,845
Long-term investments	$ 1,213,564	$ 956,392	$ 1,000,828	$ 557,501